STATEMENT OF CASH FLOWS - Schedule of payments of loans to related entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information [Line Items]
Payments of loans to related entities	$ 0	$ 0	$ (1,008,483)
Delta Air Lines, Inc.
Supplemental Cash Flow Information [Line Items]
Payments of loans to related entities	0	0	(78,947)
Qatar Airways
Supplemental Cash Flow Information [Line Items]
Payments of loans to related entities	0	0	(78,947)
Costa Verde Aeronautica S.A.
Supplemental Cash Flow Information [Line Items]
Payments of loans to related entities	0	0	(257,533)
Lozuy S.A.
Supplemental Cash Flow Information [Line Items]
Payments of loans to related entities	0	0	(107,122)
QA Investments Ltd
Supplemental Cash Flow Information [Line Items]
Payments of loans to related entities	0	0	(242,967)
QA Investments 2 Ltd
Supplemental Cash Flow Information [Line Items]
Payments of loans to related entities	$ 0	$ 0	$ (242,967)